Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 10. Notes Payable

Decathlon Note

On December 1, 2021, we entered into a Loan Assignment and Assumption Agreement, or Loan Assignment, with Decathlon Alpha IV, L.P., or Decathlon and Craig Technical Consulting, Inc (“CTC”) pursuant to which we assumed $1,106,164 in loans (the “Decathlon Note”) to CTC by Decathlon. In connection with our assumption of the Decathlon Note, CTC reduced the principal of the Note Payable – related party by $1.4 million. The Company recorded a reclassification of $1,106,164 from Note Payable – related party to Note payable – non- current (Decathlon note) and recorded forgiveness of note payable – related party of $293,836 during the year ended December 31, 2021.

Management believes that the assumption of the Decathlon Note from CTC is in our best interests because in connection therewith, Decathlon released us from a cross-collateralization agreement it was a party to with CTC for a loan of a greater amount. Also in connection with the Loan Assignment on December 3, 2021, we entered into a Revenue Loan and Security Agreement, or RLSA, with Decathlon and our CEO, Carol Craig, pursuant to which we pay interest based on a minimum rate of 1 times the amount advanced and make monthly payments based on a percentage of our revenue calculated as an amount equal to the product of (i) all revenue for the immediately preceding month multiplied by (ii) the Applicable Revenue Percentage, defined as 4% of revenue for payments due during any month. The Decathlon Note is secured by our assets and is guaranteed by CTC and matures the earliest of: (i) December 9, 2023, (ii) immediately prior to a change of control, or (iii) upon an acceleration of the obligations due to a default under the RLSA. As a result, the Company recorded the forgiveness of note payable-related party of $293,836 and the reclass of $1,106,164 from Note Payable – related party to Note Payable.

During the nine months ended September 30, 2022, the Company recorded interest expense of $137,143 and repaid principal of $213,708 and as of September 30, 2022 and December 31, 2021, the Company recorded principal and accrued interest of $1,043,486 and $1,120,051 on the balance sheet, respectively.

Note 7. Notes Payable

Decathlon Note

On December 1, 2021, we entered into a Loan Assignment and Assumption Agreement, or Loan Assignment, with Decathlon Alpha IV, L.P., or Decathlon and Craig Technical Consulting, Inc (“CTC”) pursuant to which we assumed $1,106,164 in loans (the “Decathlon Note”) to CTC by Decathlon. In connection with our assumption of the Decathlon Note, CTC reduced the principal of the Note Payable – related party by $1.4 million. The Company recorded a reclassification of $1,106,164 from Note Payable – related party to Note payable – non- current (Decathlon note) and recorded forgiveness of note payable – related party of $293,836. (See Note 8)

Management believes that the assumption of the Decathlon Note from CTC is in our best interests because in connection therewith, Decathlon released us from a cross-collateralization agreement it was a party to with CTC for a loan of a greater amount. Also in connection with the Loan Assignment on December 3, 2021, we entered into a Revenue Loan and Security Agreement, or RLSA, with Decathlon and our CEO, Carol Craig, pursuant to which we pay interest based on a minimum rate of 1 times the amount advanced and make monthly payments based on a percentage of our revenue calculated as an amount equal to the product of (i) all revenue for the immediately preceding month multiplied by (ii) the Applicable Revenue Percentage, defined as 4% of revenue for payments due during any month. The Decathlon Note is secured by our assets and is guaranteed by CTC and matures the earliest of: (i) December 9, 2023, (ii) immediately prior to a change of control, or (iii) upon an acceleration of the obligations due to a default under the RLSA. As a result, the Company recorded the forgives of note payable-related party of $293,836 and the reclass of $1,106,164 from Note Payable – related party to Note Payable.

During the year ended December 31, 2021, the Company recorded interest expense of $13,887, and as of December 31, 2021, the Company record principal amount of $1,106,164 and accrued interest of $13,887, a total of $1,120,051 on the balance sheet.

PPP Loan

On April 14, 2020, the Company borrowed a loan in the amount of $322,045 pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan has a two-year term and bears interest at a rate of 1.0% per annum. Monthly principal and interest payments are deferred for six months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. The PPP Loan contains events of default and other provisions customary for a loan of this type. The PPP Loan may be forgiven if used under program parameters for payroll, mortgage interest, and rent expenses. During the year ended December 31, 2020, the Company recorded interest expense of $2,415.

In February 2021, the U.S. Small Business Administration has remitted to the Lender the principal and interest for forgiveness of the Borrower’s PPP Loan.

On February 13, 2021, the Company borrowed a loan in the amount of $307,610 pursuant to the PPP Loan under the CARES Act. In September 2021, the U.S. Small Business Administration has remitted to the Lender the principal and interest for forgiveness of the Borrower’s PPP Loan. During the year ended December 31, 2021, the Company recorded interest expense of $1,760.

During the year ended December 31, 2021, the principal amount of $629,655 and accrued interest of $4,175 were forgiven.

Loan payable

The Company borrowed $297,250 to purchase machinery in May 2016 and repaid $16,266 and $63,426 for the years ended December 31, 2021 and 2020, respectively. The maturity date of this loan is in March 2021 and annual interest rate is 4.098%.

At December 31, 2021 and 2020, the Company had loan payable of $0 and $16,266, respectively.